Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	$ 447,002	$ 457,388	$ 386,473
Proceeds from borrowings	0	36,017	425,000
Debt issuance costs paid	0	0	(6,683)
Proceeds from cash calls from related parties	0	0	1,155
Accrual of borrowing's interests	29,940	30,444	28,879
Borrowings cancellation costs	0	0	17,575
Exchange difference	571	4,331	422
Foreign currency translation	(632)	(5,624)	(408)
Principal paid	(9,790)	(15,073)	(355,022)
Interest paid	(29,099)	(27,695)	(27,688)
Borrowings cancellation costs paid	0	0	(12,315)
Payment to related parties		(32,786)
Initial recognition of lease liabilities	13,243	14,610
Addition to lease liabilities	2,496
Unwinding of discount	419
Lease payments	(4,855)	0	0
Balances at end of period	450,662	447,002	457,388
Borrowing [Member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	447,002	426,204	358,672
Proceeds from borrowings		36,017	425,000
Debt issuance costs paid			(6,683)
Accrual of borrowing's interests	29,940	28,842	26,651
Borrowings cancellation costs			17,575
Exchange difference	5	(2)	(1,320)
Foreign currency translation	(639)	(1,291)	1,334
Principal paid	(9,790)	(15,073)	(355,022)
Interest paid	(29,099)	(27,695)	(27,688)
Borrowings cancellation costs paid			(12,315)
Balances at end of period	437,419	447,002	426,204
Lease liabilities [member]
Consolidated Statement of Cash Flow [Line Items]
Exchange difference	566
Foreign currency translation	7
Initial recognition of lease liabilities		14,610
Addition to lease liabilities	2,496
Unwinding of discount	419
Lease payments	(4,855)
Balances at end of period	$ 13,243
Payables to related parties [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period		31,184	27,801
Proceeds from cash calls from related parties			1,155
Accrual of borrowing's interests		1,602	2,228
Exchange difference		4,333	1,742
Foreign currency translation		(4,333)	(1,742)
Payment to related parties		$ (32,786)
Balances at end of period			$ 31,184